Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of movements of the allowance for expected credit losses
The Group recorded a provision for current expected credit
losses
. The following table sets out movements of the allowance for expected credit losses for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Beginning balance	121,003	292,473	305,535
Provisions/(Reversal)	189,165	130,549	(16,000)
Write-offs	(17,695)	(117,487)	(70,334)

Ending balance	292,473	305,535	219,201

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 10 years
License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years
Intellectual property and others	1 - 10 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2023 were as follows:

December 31, 2023
RMB in thousands

2024	201,694
2025	180,547
2026	121,161
2027	80

Total future lease payments	503,482
Impact of discounting remaining lease payments	(30,027)

Total lease liabilities	473,455

Schedule of Lease Cost
Supplemental cash flow information related to operating leases was as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Cash payments for operating leases	161,997	200,376	206,518
Right-of-use assets obtained/(released) in exchange for operating lease liabilities	152,481	467,765	(60,910)

Schedule of net revenues disaggregated by revenue sources
The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Mobile games	5,090,926	5,021,290	4,021,137
Value-added services	6,934,886	8,715,170	9,910,080
Advertising	4,523,421	5,066,212	6,412,040
IP derivatives and others (formerly known as E-commerce and others)	2,834,451	3,096,495	2,184,730

Total net revenues	19,383,684	21,899,167	22,527,987

Schedule of appropriations to general reserve funds and statutory surplus funds
The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	6,737	11,552	8,576